Segmented information - Disclosure of PP&E, contract costs and intangible assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,138,608	$ 1,110,566
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	367,415	337,191
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	292,291	319,604
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	103,803	140,682
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	45,501	53,214
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	125,987	68,463
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	46,828	47,512
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	47,800	37,331
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	22,187	25,248
Others
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 86,796	$ 81,321